Organization	3 Months Ended	11 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1. Organization

Akoustis Technologies, Inc. (formerly known as Danlax, Corp.) (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on April 10, 2013. The Company operates in the telecommunications and fiber optics sector and is based in Cornelius, North Carolina.  The mission of the Company is to commercialize and manufacture its patent-pending Bulk ONE™ acoustic wave technology to address the critical frequency-selectivity requirements in today’s mobile smartphones – improving the efficiency and signal quality of mobile wireless devices and enabling The Internet of Things.

The Merger

On May 22, 2015, Akoustis Acquisition Corp., the Company’s wholly owned subsidiary, a corporation formed in the State of Delaware on May 15, 2015 (“Acquisition Sub”) merged (the “Merger”) with and into Akoustis, Inc., a corporation incorporated in the State of Delaware on May 12, 2014. Akoustis, Inc., was the surviving corporation in the Merger and became a wholly owned subsidiary of the Company. All of the outstanding stock of Akoustis, Inc., was converted into shares of the Company’s Common Stock, as described in more detail below.

At the closing of the Merger, each of the 11,671 shares of common stock and the 5,300 shares of preferred stock of Akoustis, Inc. issued and outstanding immediately prior to the closing of the Merger was exchanged for 324.082 shares of the Company’s Common Stock. As a result, an aggregate of 5,500,006 shares of the Company’s Common Stock were issued to the holders of Akoustis Inc. stock.

In connection with the Merger and pursuant to a Split-Off Agreement, the Company transferred all pre-Merger assets and liabilities to the Company’s pre-Merger majority stockholder, in exchange for the surrender by him and cancellation of 9,854,019 shares of the Company’s Common Stock, resulting in 3,000,005 shares of the Company’s Common Stock outstanding at the time of the Merger. These cancelled shares will resume the status of authorized but unissued shares of the Company’s Common Stock.

As a result of the Merger and Split-Off, the Company discontinued its pre-Merger business and acquired the business of Akoustis, Inc., and will continue the existing business operations of Akoustis, Inc.

The Merger was accounted for as a “reverse merger,” and Akoustis, Inc., was deemed to be the accounting acquirer in the reverse merger. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the Merger will be those of Akoustis, Inc. and will be recorded at the historical cost basis and the consolidated financial statements after completion of the Merger will include the assets and liabilities of Akoustis, Inc., historical operations of the Company, and operations of the Company and its subsidiaries from the closing date of the Merger. As a result of the issuance of the shares of the Company’s Common Stock pursuant to the Merger, a change in control of the Company occurred as of the date of consummation of the Merger. The Merger is intended to be treated as a tax-free exchange under Section 368(a) of the Internal Revenue Code of 1986, as amended. All historical share amounts of the accounting acquirer were retrospectively recast to reflect the share exchange.

Also on May 22, 2015, the Company changed its fiscal year from a fiscal year ending on July 31 of each year, which was used in the most recent filing with the SEC, to one ending on March 31 of each year, which is the fiscal year end of Akoustis, Inc.

Since inception through June 30, 2015, the Company has not generated any revenue from operations and has accumulated losses of $1,268,646.

The Financing

Also on May 22, 2015, the Company completed a first closing of a private placement offering (the “Offering”) of 3,531,104 shares of Common Stock, at a purchase price of $1.50 per share. The aggregate gross proceeds from the first closing were $5,296,656 (including $645,000 principal amount of convertible notes of Akoustis, Inc., that were converted into Common Stock of the Company by the respective terms upon closing of the Offering, at a conversion price per share equal to the Offering Price, and before deducting placement agent fees and expenses of the offering of $762,342).

On June 9, 2015, the Company completed a second and final closing of the Offering of 261,000 shares of Common Stock, at a purchase price of 1.50 per share. The aggregate gross proceeds from the second closing of the Offering were $391,500 before deducting placement agent fees and expenses of the offering of $39,187.

Note 1.  Organization and Liquidity

Akoustis, Inc. (the “Company”) operates in the telecommunications and fiber optics sector. The Company was incorporated in May 2014 and is based in Cornelius, North Carolina. The Company’s mission is to commercialize and manufacture its patent-pending Bulk ONE™ acoustic wave technology to address the critical frequency-selectivity requirements in today’s mobile smartphones – improving the efficiency and signal quality of mobile wireless devices and enabling The Internet of Things.